Property, Plant and Equipment	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(10) Property, Plant and Equipment, net
Property, plant and equipment, net in the accompanying Consolidated Balance Sheets consist of the following:

	September 30,
	2017	2016
Land, buildings and improvements	$146.6	$141.5
Machinery, equipment and other	380.8	328.8
Capitalized leases	210.3	74.6
Construction in progress	40.4	35.6
Properties, plant and equipment at cost	778.1	580.5
Less: Accumulated depreciation	274.2	213.1
Total properties, plant and equipment, net	$503.9	$367.4

Depreciation expense from property, plant and equipment for Fiscal 2017, 2016 and 2015 was $70.2, $59.9, and $53.5, respectively.